Restructuring and Acquisition Related Expenses - Additional Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve
Restructuring and acquisition related expenses	$ 2,206,000	$ 116,000	$ 7,391,000	$ 2,558,000	$ 2,751,000	$ 7,590,000	$ 668,000
UK Paint
Restructuring Cost and Reserve
Restructuring and acquisition related expenses	1,400,000		1,400,000
Acquisition-related expenses
Restructuring Cost and Reserve
Restructuring and acquisition related expenses	2,000,000		6,000,000
Refurbished Bumper and Wheel Restructuring
Restructuring Cost and Reserve
Restructuring and acquisition related expenses				1,100,000	1,100,000
Akzo Nobel Paint Business Integration
Restructuring Cost and Reserve
Restructuring and acquisition related expenses						2,600,000
Greenleaf Integration
Restructuring Cost and Reserve
Restructuring and acquisition related expenses							700,000
Sator
Restructuring Cost and Reserve
Restructuring and acquisition related expenses			3,600,000
All 2012 and 2013 Acquisitions Excluding Sator
Restructuring Cost and Reserve
Restructuring and acquisition related expenses	200,000		1,400,000
All 2013 Acquisitions Excluding Sator
Restructuring Cost and Reserve
Restructuring and Related Cost, Expected Cost			4,000,000
All 2011 and 2012 Acquisitions
Restructuring Cost and Reserve
Restructuring and acquisition related expenses		100,000		1,400,000
Restructuring expenses | Other 2011 and 2012 Acquisitions
Restructuring Cost and Reserve
Restructuring and acquisition related expenses					1,200,000
Expected additional charges					1,000,000
Restructuring expenses | Excluding Akzo Nobel Paint Business Integration
Restructuring Cost and Reserve
Restructuring and acquisition related expenses						1,800,000
Restructuring expenses | Cross Canada Integration
Restructuring Cost and Reserve
Restructuring and acquisition related expenses						1,400,000
Restructuring expenses | Other 2010 and 2011 Acquisitions
Restructuring Cost and Reserve
Restructuring and acquisition related expenses						400,000
Acquisition-related expenses
Restructuring Cost and Reserve
Restructuring and acquisition related expenses						3,200,000
Acquisition-related expenses | Other 2011 and 2012 Acquisitions
Restructuring Cost and Reserve
Restructuring and acquisition related expenses					$ 500,000